INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement by Associate (Details) $ in Thousands, R$ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Impairment loss recognized in profit or loss		$ 4,671
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Impairment Provision | R$	R$ 256
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Capital increase			$ 15,615,466